UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08777

Credit Suisse High Yield Bond Fund

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(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC

One Madison Avenue

New York, New York 10010

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(Address of principal executive offices) (Zip code)

John G. Popp

One Madison Avenue

New York, New York 10010

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(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 325-2000

Date of fiscal year end: 10/31

Date of reporting period: July 1, 2013 - June 30, 2014

ITEM 1. PROXY VOTING RECORD

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-08777
Reporting Period: 07/01/2013 - 06/30/2014
Credit Suisse High Yield Bond Fund

====================== Credit Suisse High Yield Bond Fund ======================

CUMULUS MEDIA INC.

Ticker:       CMLS           Security ID:  231082108
Meeting Date: MAY 22, 2014   Meeting Type: Annual
Record Date:  APR 04, 2014

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Lewis W. Dickey, Jr.     For       Withhold     Management
1.2   Elect Director Brian Cassidy            For       For          Management
1.3   Elect Director Ralph B. Everett         For       For          Management
1.4   Elect Director Alexis Glick             For       For          Management
1.5   Elect Director Jeffrey A. Marcus        For       For          Management
1.6   Elect Director Robert H. Sheridan, III  For       For          Management
1.7   Elect Director David M. Tolley          For       For          Management
2     Advisory Vote to Ratify Named           For       Against      Management
      Executive Officers' Compensation
3     Ratify Auditors                         For       For          Management

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Credit Suisse High Yield Bond Fund

By:	/s/ John G. Popp -----------------------
John G. Popp
Chief Executive Officer and President

Date:	August 1, 2014